INCOME TAX	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX
Under current Bermuda law, APWC is not subject to tax on income or capital gains, nor is withholding tax of Bermuda imposed upon payments of dividends by APWC to its shareholders.
APWC’s investments in the Operating Subsidiaries are held through subsidiaries incorporated in the British Virgin Islands (“BVI”). Under current BVI law, dividends from the BVI subsidiaries’ investments are not subject to income taxes and no withholding tax is imposed on payments of dividends by the BVI subsidiaries to APWC.
The Operating Subsidiaries and equity investees are governed by the income tax laws of Singapore, Thailand, Australia, the PRC and Taiwan. The corporate income tax rate in Singapore was 17% for each of the three years ended December 31, 2022, and there is no withholding tax on dividends applicable to our Company. For Thailand, the statutory corporate income tax rate was 20% for each of the three years ended December 31, 2022 and a withholding tax of 10% is levied on dividends received by our Company. Charoong Thai is listed on Stock Exchange of Thailand (“SET”). In Australia, the corporate income tax rate was 30% for 2019/2020, 2020/2021 and 2021/2022 tax years. The applicable corporate income tax rate for the subsidiaries in the PRC was 25% for each of the three years ended December 31, 2022. In Taiwan, the corporate income tax rate was 20% for each of the three years ended December 31, 2022.
Dividends received from the Operating Subsidiaries and equity investees may be subjected to withholding taxes. Under the current Singapore corporate tax system, dividends paid by a Singapore resident company is tax exempt, and is not subject to withholding taxes. In Australia, dividends paid to non-residents are exempt from dividend withholding taxes except when dividends are paid out of profit that is not taxed by Australian income tax (i.e. unfranked dividends). For Thailand, dividends paid by a company to any individual or corporate payee overseas are subject to a withholding tax of 10%. Under the Corporate Income Tax Law of the PRC, dividend distribution of profits to foreign investor(s) is subject to withholding tax of 10%. In Taiwan , the dividends or profit distributed to non-resident shareholders are subject to 21% withholding tax.
The major components of income tax (benefits) expenses for the years ended December 31, 2022, 2021 and 2020 are:

	2022	2021	2020
	US$’000	US$’000	US$’000
Consolidated income statements
Current income tax:
Current income tax charge	3,547	3,078	3,376
Previously unrecognized tax loss or temporary difference used to reduce current income tax	(697)	(96)	(89)
Adjustments for current income tax of prior years	(54)	—	(1)
Total current income tax	2,796	2,982	3,286
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	12	(4,327)	782
Previously unrecognized tax loss or temporary difference used to reduce deferred tax expenses	—	—	(52)
Total deferred tax expenses/(benefits)	12	(4,327)	730
Income tax expenses (benefit) reported in the income statement	2,808	(1,345)	4,016

Consolidated statements of comprehensive income
Deferred tax related to items recognized in other comprehensive income during the year:
Change in the fair value of equity instrument measured at fair value through other comprehensive income
Recognized during the year	(270)	147	(358)
Effect of change in tax rate	—	—	—
Net income on actuarial gains and losses
Recognized during the year	147	112	40
Effect of change in tax rate	—	—	—
Income tax (benefit) expense charged to other comprehensive income (loss)	(123)	259	(318)
APWC is incorporated in Bermuda, which does not have a statutory tax rate. The provision for income taxes differs based on the tax incurred by the Operating Subsidiaries, in their respective jurisdiction. Our Company determines its statutory tax rate based on its major commercial domicile that is its subsidiaries in Thailand. The reconciliation of difference between tax computed at the statutory tax rate and income tax (benefits) expenses reported in the consolidated income statement is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Profit/(loss) before tax	7,565	(9,857)	7,725
Tax at statutory rate of 20% (2021: 20%; 2020: 20%)	1,513	(1,971)	1,545
Foreign income taxed at different rate	1,332	1,465	1,100
Expenses not deductible for tax purpose	241	94	255
Utilization of previously unrecognized tax losses/temporary differences	(697)	(96)	(89)
Tax benefit arising from previously unrecognized tax losses	—	—	(52)
Net deferred tax asset not recognized	382	327	1,151
Written-off deferred tax	—	—	—
Tax exempt on income	(65)	(99)	(57)
Uncertain tax position	(102)	(1,173)	(273)
Return to provision adjustment	(54)	—	(1)
Deferred tax liability arising from undistributed earnings	96	(309)	270
Withholding tax on dividends	163	452	163
Others	(1)	(35)	4
Income tax expense/(benefit) reported in consolidated income statement	2,808	(1,345)	4,016
Deferred tax
Deferred tax relates to the following:

	Consolidated balance sheet		Consolidated income statement
	As of December 31,		For the year ended Decembers 31,
	2022	2021	2022	2021	2020
	US$’000	US$’000	US$’000	US$’000	US$’000
Outside basis differences	(3,886)	(3,790)	96	(309)	270
Revaluations of financial assets at fair value through other comprehensive income	(198)	(469)	—	—	—
Accrued interest income	—	—	—	—	(172)
Unutilized building allowance (net)	(8)	(21)	(13)	9	(24)
Unused tax losses	1,373	204	(1,158)	(162)	481
Allowance for doubtful accounts	46	167	113	105	(21)
Inventory impairment	2,897	3,170	150	(2,914)	137
Rebates and other accrued liabilities	661	617	(85)	(170)	(17)
Unpaid retirement benefits	1,281	1,327	—	26	41
Deferred revenue and cost of sales	19	30	10	(15)	5
Actuarial loss	498	644	—	—	—
Unabsorbed depreciation	588	731	90	(67)	9
Provision for loss on onerous sale contract	—	860	817	(897)	—
Leases	36	48	9	3	(1)
Others	(361)	(382)	(17)	64	22
Deferred tax expenses/(benefits)			12	(4,327)	730
Net deferred tax assets	2,946	3,136
Reconciliation of deferred tax assets, net

	2022	2021	2020
	US$’000	US$’000	US$’000
Opening balance as of January 1	3,136	(519)	(200)
Tax (expense)/benefit during the period recognized in profit or loss	(12)	4,327	(730)
Tax benfit/(expense) during the period recognized in other comprehensive income	123	(259)	318
Exchange difference on translation foreign operations	(301)	(413)	93
Closing balance as of December 31	2,946	3,136	(519)
Our Company offset tax assets and liabilities if and only if it has legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes levied by the same tax authority.
Our Company has available unused net operating losses which arose in Thailand, China, Hong Kong, Singapore and Taiwan as of December 31, 2022 and 2021, that may be applied against future taxable income and that expire as follows respectively:

	As of December 31,
Year of expiration	2022	2021
	US$’000	US$’000
2022	—	2,090
2023	4,054	4,353
2024	2,955	3,156
2025	1,773	1,912
2026	3,011	3,184
2027	5,887	—
2032	184	—
No expiration	2,796	550
	20,660	15,245
Deferred tax assets have not been recognized in respect of these losses as they may not be used to offset taxable profits elsewhere in our Company, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. Our Company did not recognize deferred tax assets of $3,017 (2021: $3,183; 2020: $3,751) in respect of tax losses amounting to $13,796 (2021: $14,228; 2020: $17,028).
In addition, our Company did not recognize deferred assets of $952 (2021: $1,675; 2020: $1,866) in relation to deductible temporary differences amounting to $4,881 (2021: $8,931; 2020: $9,683).
There are no income tax consequences attached to the payment of dividends in 2022 or 2021 by APWC to its shareholders.
As of December 31, 2022 and 2021, our Company is subject to taxation in PRC, Australia, Thailand, and Singapore. Our Company’s tax years from 2012 and forward are still subject to examination by the tax authorities in various tax jurisdictions.
A reconciliation of the beginning and ending amounts of uncertain tax position is as follows:

Change in Uncertain Tax Positions	2022	2021	2020
	US$’000	US$’000	US$’000
Balance as of January 1	28	339	451
Decrease due to lapses in statute of limitations	(26)	(312)	(144)
Exchange difference	(2)	1	32
Balance as of December 31	—	28	339
Our Company is not expecting there would be any reasonably possible change in the total amounts of uncertain tax position within twelve months of the reporting date. As of December 31, 2022, 2021, and 2020 the amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets that would, if recognized, affect the income tax expenses is $nil, $28 and $339, respectively.
Our Company recognized interest expense and penalties related to income tax matters as a component of income tax expense. The amount of related interest and penalties our Company has provided as of the dates listed below were:

	As of December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Accrued interest on uncertain tax position	—	46	597
Accrued penalties on uncertain tax position	—	28	339
Total accrued interest and penalties on uncertain tax position	—	74	936
For the years ended December 31, 2022, 2021 and 2020, our Company recognized $nil, $5 and $61 in interest and $nil, $nil and $nil in penalty, respectively. For the years ended December 31, 2022, 2021 and 2020, our Company reversed $42, $568 and $227 in interest and $26, $318 and $72 in penalties, respectively, due to lapses in statute of limitations. For the years ended December 31, 2022, 2021 and 2020, the exchange difference $(4), $12 and $50 relating to interests, $(2), $7 and $27 relating to penalty were included in income tax expenses.
Our Company considers each uncertain tax positions individually, by first consider whether each position taken in the tax return is probable of being sustained on examination by the taxing authority. It should recognize a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions presented in the current tax liability is the total liability for uncertain tax positions.